LONG-TERM INVESTMENTS, NET - Long-term held to maturity investments (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 147,529
Gross unrealized gains	0
Gross unrealized losses	(9,044)
Fair value	138,485
Proceeds received at settlement date of available-for-sale debt investment	¥ 3,060,500